Convertible Debenture (Tables)	12 Months Ended
Dec. 31, 2024
Convertible Debenture
Schedule of provisions

In $000s
Balance, December 31, 2022	$—
Recognition of liability	22,611
Change in fair value	164
Balance, December 31, 2023	$22,775
Change in fair value	3,153
Repayment	(25,928)
Balance, December 31, 2024	$—